Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
EQUITY
20.	Equity

(a)	Disposal of MVNO BU (Note 1(c))

See Note 1(c) for details for equity transactions related to disposal of Yuantel.

(b)	Investment with KADI

On December 15, 2018, the Group entered into a Share Purchase Agreement (“Purchase Agreement”) with Shanghai KADI Machinery Technology Co., Ltd. (“KADI SH”), KADI Technologies Limited (“KADI HK”) (collectively, “KADI”) and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the “KADI’s Selling Shareholders”), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH (“KADI SH Shares”) and 60% of the issued and outstanding ordinary shares of KADI HK (“KADI HK Shares”, together with the KADI SH Shares, the “KADI Shares”). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH. The transaction did not close as of December 31, 2019 due to KADI not able to present audited financial statements as required by the earn-out provisions of the agreement and that KADI has not performed the ownership change registration at the local jurisdiction. Although KADI was not able to present audited financial statements as required by the earn-out provisions of the agreement and has not performed the ownership change registration, 102,035 of Borqs’ ordinary shares were issued to KADI on January 9, 2019, for which the Group recorded the fair value of these shares in an aggregate of $5,217 in additional paid-in capital, with a corresponding amount included in subscription receivable. As a result, future capital commitments for KADI has been voided due to KADI’s breach of provisions of the agreements. As of the filing of this annual report, the Group has cancelled all the ordinary shares of 36,813 shares, which were issued into escrow account with KADI. Also, the Group is in negotiation with KADI for a reduced ownership of KADI or a recission of the acquisition.

The Group has initiated arbitration proceeding in February 2022 in Hong Kong against KADI and its owners for breach of contract according to the KADI Agreement, seeking from KADI of i) a payment of $600 in cash previously paid to KADI, ii) the return of 65,222 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million. As of the filing of this annual report, the arbitration is in its initial stages and there is no assurance that the outcome of the proceedings will be in favor of Borqs.

(c)	Equity financing from Chongqing City Youtong Equity Investment Fund (“Chongqing Youtong”)

On April 18, 2019, the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 233,392 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the “Property Investment”) by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. However, the Property Investment has not yet been completed.

In February 2023, the Group entered into a settlement agreement with Chongqing Youtong on the settlement of the equity financing. For the cash consideration with the amount of $10,399, the Group agreed to repay Chongqing Youtong the principal plus 8% annually interest with its ordinary shares. Besides, both parties agreed to not proceed with the remainder 25% investment and the related previous issued 58,348 shares will not withdraw. Also, to compensate Youtong’s investment loss from the share price decline, the Group issued additional 56,024,444 ordinary shares in February 2023 equal to approximately $13.46 million including interest expense from May 2019 to February 2023, with annual interest rate of 8%.

By entering into the agreement not to proceed with the remainder 25% investment in the form of real property and equipment, the amount was released from subscriptions receivable, and a loss related to equity financing recognized during the year ended December 31, 2022.

(d)	Repurchase of Shares from Zhengqi International Holding Limited (“Zhengqi”)

On January 10, 2018, we entered into a stock repurchase agreement (“Stock Repurchase Agreement”) with Zhengqi International Holding Limited (“Zhengqi”), pursuant to which we agreed to repurchase 60,384 of our ordinary shares that were originally issued and sold to Zhengqi on August 18, 2017, at an aggregate purchase price of approximately $10,070 or $166.40 per share. The $10,048 was paid on February 28, 2018 and recorded as prepayment. On May 20, 2019, the 60,384 repurchased shares were cancelled. (Note 6)

(e)	Settlement of arbitration with Claimant Samsung Electronics Co., Ltd. (“Samsung”)

On November 27, 2018, the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. (“Samsung”) that constituted the final decision on the Group’s dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 138,108 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group.

In April 2022, the Group executed a settlement agreement with Samsung regarding the payments. The total amount of principal and accrued interest as of the end of May 2022 is approximately $4.4 million less $1.6 million paid in cash on May 27, 2022, equaling a net amount of approximately $2.8 million. According to the agreement, the Group shall pay the full and total amount of the payments in equal monthly installments over a period of eighteen months beginning on July 2022. In addition, a total of 1,003,593 ordinary shares were issued to Samsung as escrow shares as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $2,760 in additional paid-in capital, with a corresponding amount included in subscription receivable.

(f)	Investment in Shenzhen Crave Communication Co., Ltd. (“Crave”) and Colmei Technology International Ltd. (“Colmei”)

Refer to Note 10 for 11,459 shares on January 10, 2019 related to long-term investments.

(g)	Debt Repayments with ordinary shares

(1)

In May 2020, we issued ordinary shares to settle debt due to Coming Technologies Ltd valued per agreement at a total amount of $1,998 which comprised of:

a. $880 in payables for products Borqs ordered from TianFu in the amount of $658 and EPIC in the amount of $222. TianFu and EPIC in turn ordered the manufacturing of components and parts from Coming Tech. Coming Tech had delivered such products, via TianFu and EPIC, to Borqs. These orders and deliveries were made in the year 2018. Borqs confirmed the receipt of the products in full and then delivered them to Borqs’ customer. Borqs had recorded these amounts as Accounts Payable to TianFu and EPIC; and by settling the amount of $880 directly with Coming Tech, Borqs can reduce our Accounts Payable with TianFu and EPIC for their respective amounts.

b. $937 with Purchase Orders placed with EPIC in January of 2020 which EPIC in turn placed with Coming Tech. We anticipated to deliver the products to our customer by the end of the first calendar quarter in 2020. However, we determined that the project was cancelled by April 2020 most significantly due to the fact that the COVID-19 virus was spreading worldwide and turning into a pandemic, and the cancellation came prior to the delivery of our products to the customer. We sought alternative channels of distribution for the products but no customers were willing to commit to taking merchandise when many retail businesses were closing at that time. However, Coming Tech had already manufactured the products and Borqs became liable for the total of amount of $937.

c. $182 in an extra compensation to Coming Tech in the settlement, for receiving ordinary shares of Borqs that were not freely tradable for a minimum of six months from issuance. No registration statement was to be filed for the settlement shares received by Coming Tech, and the shares could only become sellable after a minimum of six months from the date of issuance according to Rule 144. Also, if Borqs Technologies becomes not in compliance with the SEC rules and regulations as a listed company, the shares cannot be sold in the public market. The lapse of time by this minimum holding period and compliance requirements added risk to Coming Tech regarding the value of the shares. The Company and Coming Tech came to terms that an extra 10% in value of the shares were to be issued to Coming Tech due to this additional risk.

The 60,679 ordinary shares issued on May 7, 2020 at the closing price of the Company stock of $24.96 per share. The Company recognized gain of $484 in gain on debt settlement during fiscal year 2020. For the year ended December 31, 2020, the issuance of $1,988 in value of ordinary shares caused a reduction of our Accounts Payable to TianFu of $658 and EPIC of $222, recording G&A Expense of $937 and Financing Expense of $182.

(2)	The Company entered into a loan agreement with American West Pacific International Investment Corporation (“AWP”) on June 8, 2020. Under this agreement, the Company need to repay the principal amount of $0.4 million in its entirety, with interest on the due date. AWP claimed the Company to the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County in Florida. On October 21, 2020, the Court issued an agreed order for the settlement of the claim and approved the issuance of 32,943 common shares of the Company in exchange for the settlement. The shares issued on October 29, 2020 at the closing price of the Company stock of $15.38 per share. The Company recognized loss of $101 in loss on debt settlement during fiscal year 2020. Significantly affected by the pandemic during 2020 when business activities dropped over 70% from the prior year, operational cash flow was severely challenged and we could not payback this loan in cash. We sought the alternate means via a court approval under securities rule 3(a)(10) and was able to issue free-trading shares to the lender as settlement.

(3)

Sinowinglaw LLP, aka Beijing Zhongpeng Law Firm (“Sinowing”) provided services to the Company. The Company was in default of its payment obligations to Sinowing for consulting and legal fees and costs in the amount of approximate $1.2 million. Sinowing claimed against the Company to the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County in Florida. On October 29, 2020, the Court issued an agreed order for the settlement of the claim and approved the issuance of 98,808 common shares of the Company in exchange for the settlement. The shares issued on November 4, 2020 at the closing price of the Company stock of $15.92 per share. The Company recognized loss of $356 in loss on debt settlement during fiscal year 2020. Significantly affected by the pandemic during 2020 when business activities dropped over 70% from the prior year, operational cash flow was severely challenged and we could not payback these back-due fees in cash. We sought the alternate means via a court approval under securities rule 3(a)(10) and was able to issue free-trading shares to Sinowing as settlement.

(4)	The Group was default with the terms of our loans and revolving credit lines PFG which is the prime lender. The Group has entered into agreements dated December 14, 2020 with PFG and LMFA Financing LLC (“LMFA”), a Florida limited liability company and wholly owned subsidiary of LM Funding America, Inc. (Nasdaq: LMFA), in which LMFA will purchase approximately $18 million of debt in tranches. As of February 10, 2021, LMFA has completed the purchase of $17.87 million of principal, accrued interest and applicable fees (the “Debt”), converted into all 1.42 million shares of the Group’s ordinary shares by February 10, 2021. With the Company settling another $1.27 million of Debt directly with PFG through the issuance of 94,170 shares on February 17, 2021. As of December 31, 2021, the Group’s defaulted Debts with PFG totaling $19.14 million have been eliminated. The Group recognized loss of $16,580 in loss on debt settlement during fiscal year 2021.

(5)

On March 03, 2020, the Group entered into an agreement with AWP. The Group has been offered a term loan of principal of $1 million for 6 months with interest at 12% per annum. On June 15, 2021, the Group has settled the $1 million loan principal with 99,206 shares. The Group recognized loss of $619 in loss on debt settlement during fiscal year 2021.

(6)	On May 03, 2022, the Group entered into a share exchange agreement regarding the $1,250 loan with an individual shareholder. According to the agreement, the Group shall repay the loan balance with 338,968 the Group’s ordinary shares. The Group issued shares on May 03, 2022 and recognized gain of $217 in loss on debt settlement during fiscal year 2022.

(h)	Management’s contribution

Due to stringent operational cash flows caused by the COVID-19 pandemic, the CFO voluntarily forfeited his salary for the year 2020 as a contribution to the Group.

(i)	Collateral of 250,000 restricted ordinary shares to AWP

In December 2020, the Group entered into an agreement with AWP. The Group has been offered a term loan for 6 months with interest at 12% per annum. According to the agreement, the Group issued 250,000 restricted ordinary shares to be held in escrow at Continental Stock Transfer & Trust Company as collateral. The Group recorded the fair value of the shares issued in an aggregate of $4,080 in additional paid-in capital, with a corresponding amount included in subscription receivable.

On June 15, 2021, the Group has released the 250,000 shares from escrow to AWP as full payment of the $1 million loan principal with 99,206 shares, and a compensation for service of a future project with 150,794 shares.

(j)	Shares conversion from the holders of the convertible notes

During the year ended December 31, 2021, all of the February 25 Notes, April 14 Notes and May 5 Notes (except for $1.57 million) have been converted into the Group’s ordinary shares of 1,496,271 shares. None of the September 2021 Notes have been converted. During the year ended December 31, 2022, total of 19,324,628 ordinary share were converted by the holders.

(k)	Warrants exercised from the holders of the convertible notes

During the year ended December 31, 2021, all of the February 25, 2021, April 14, 2021 and May 5, 2021 Warrants have been exercised by the holders into 1,770,838 of the Group’s ordinary shares. 88,240 warrants of the September 14, 2021 Warrants have been exercised into 128,418 of the Group’s ordinary shares.

During the year ended December 31, 2022, 1,080,406 warrants of the September 14, 2021 Warrants have been exercised into 2,782,471 of the Group’s ordinary shares. And 3,829,109 warrants of the May 25, 2022 Warrants have been exercised into 14,578,181 of the Group’s ordinary shares.

All of these warrants were exercised on a cashless basis.

(l)	Acquisition of HHE

Refer to Note 4 for 877,183 shares issued on October 20, 2021 related to the acquisition of HHE.

(m)	Capital injection from non-controlling shareholders of a subsidiary

The non-controlling shareholders of HHE have capital injection to HHE with the amount of $297 after the Group’s acquisition of HHE in 2021 and capital injection with the amount of $438 during the year ended December 31, 2022.